UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to________________

Date of Report (Date of earliest event reported):________________________________

Commission File Number of securitizer:________________________________

Central Index Key Number of securitizer:_______________________________

________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001696356

Verus Securitization Trust 2019-2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Robert Konigsberg

(202) 534-1815

_______________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

N/A

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.2	AMC Data Compare
99.3	AMC Exception Grades
99.4	AMC Rating Agency Grades
99.5	AMC Valuation Report
99.6	AMC QM-ATR Diligence Report
99.7	AMC Supplemental Report
99.8	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report
99.9	Clayton Conditions Report 2.0
99.10	Clayton Loan Level Tape Compare Upload
99.11	Clayton Rating Agency Grades 2.0
99.12	Clayton Rating Agency ATR QM Data Fields
99.13	Clayton Valuations Summary
99.14	Covius Real Estate Services, LLC (“CRES”) Executive Summary
99.15	CRES ATR QM Data Fields
99.16	CRES Rating Agency Tape Compare Report
99.17	CRES Rating Agency Exceptions Report
99.18	CRES Rating Agency Grades
99.19	CRES Rating Agency Valuation Report
99.20	Edge Mortgage Advisory Company, LLC (“EdgeMAC”) Due Diligence Executive Summary
99.21	EdgeMAC Final Tape Compare Report
99.22	EdgeMAC Exception Report
99.23	EdgeMAC Rating Agency Grades
99.24	EdgeMAC Valuation Summary Report
99.25	EdgeMAC QM ATR Data Report
99.26	Opus Capital Markets Consultants, LLC (“Opus”) Due Diligence Executive Narrative
99.27	Opus Exception Report
99.28	Opus Data Compare
99.29	Opus ATR Report
99.30	Opus Valuation Report
99.31	Opus Rating Agency Grades

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 6, 2019

IRP DEPOSITOR, LLC

By: /s/ Michael W. Warden

Name: Michael W. Warden

Title: Chief Executive Officer